UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2004

Check here if Amendment [  ]; Amendment Number: _____

   This Amendment (Check only one.): [  ]  is a restatement.
                                     [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         ISP Investco LLC
Address:      300 Delaware Avenue
              Wilmington, Delaware  19801

Form 13F File Number:  028-06621

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Richard A. Weinberg
Title:        Executive Vice President and General Counsel of
              International Specialty Holdings Inc., its Sole Member
Phone:        (973) 628-3520

Signature, Place, and Date of Signing:

 /s/ Richard A. Weinberg        Wayne, New Jersey           November 12, 2004
 ------------------------      -------------------          -----------------
     [Signature]                 [City, State]                  [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

   Form 13F File Number                          Name
   --------------------                          ----

       028-05874               International Specialty Products Inc.